PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 3 - PROPERTY AND EQUIPMENT, NET:

a.	Composition of assets, grouped by major classification, is as follows:

	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in thousands

Computers and electronic equipment	$1,917	$1,917
Office furniture and equipment	333	158
Vehicles	156	116
Leasehold improvements	115	27
	2,521	2,218
Less - accumulated depreciation and amortization	(2,395)	(2,062)
	$126	$156

b.	Depreciation expenses totaled $69 thousand, $67 thousand and $76 thousand in the years ended December 31, 2025, 2024 and 2023, respectively.

c.	Property and equipment, net - by geographical location:

	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in thousands

Israel	$42	$64
Romania	51	47
Germany	33	45
Total	$126	$156